Retained Earnings	12 Months Ended
Dec. 31, 2024
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Retained Earnings
27.	Retained Earnings

(1)	Retained earnings as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024		December 31, 2023
Appropriated:
Legal reserve	₩	22,320	22,320
Reserve for business expansion		9,981,138	9,831,138
Reserve for technology development		4,715,300	4,565,300

		14,696,438	14,396,438
Unappropriated		8,257,369	8,381,223

	₩	22,976,127	22,799,981

(2)	Legal reserve
The Korean Commercial Act requires the Parent Company to appropriate as a legal reserve at least 10% of cash dividends paid for each accounting period until the reserve equals 50% of outstanding share capital. The legal reserve may not be utilized for cash dividends, but may only be used to offset a future deficit, if any, or may be transferred to share capital.